Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Entity Registrant Name	PUMA BIOTECHNOLOGY, INC.
Entity Central Index Key	0001401667
Entity Filer Category	Smaller Reporting Company

CONDENSED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010 Scenario, Previously Reported	Dec. 31, 2010 Scenario, restated
Current assets:
Cash	$ 25,467
Total current assets	25,467
Property and equipment, net	3,027
Deposits	9,897
Total Assets	38,391
Current liabilities:
Accounts payable	212,048
Stockholder convertible note payable	150,000
CURRENT LIABILITIES
Total Liabilities	362,048
Commitments and contingencies
Stockholder's equity (deficit):
Common stock, $.0001 par value, 1,200,000 shares authorized, 1,000,000 shares issued and outstanding	400	100	400
Additional paid-in capital	68,514	6,831	6,531
Deficit accumulated during the development stage	(392,571)	(6,931)	(6,931)
Total Stockholder's Equity (Deficit)	(323,657)
Total Liabilities and Stockholder's Equity (Deficit)	$ 38,391

CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010 Scenario, Previously Reported	Dec. 31, 2010 Scenario, restated
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	25,000,000	1,200,000	25,000,000
Common stock, shares issued	4,000,000	1,000,000	4,000,000
Common stock, shares outstanding	4,000,000	1,000,000	4,000,000

CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Revenue
Operating expenses	333,934	6,631	6,931	372,140	6,631	379,071
Loss from operations	(333,934)	(6,631)		(372,140)	(6,631)	(379,071)
Other income (expense)	(13,500)			(13,500)		(13,500)
Net Loss	(347,434)	(6,631)	(6,931)	(385,640)	(6,631)	(392,571)
Net loss applicable to common stock	$ (347,434)	$ (6,631)		$ (385,640)	$ (6,631)	$ (392,571)
NET LOSS PER COMMON SHARE - BASIC			$ (0.01)
Net loss per common share-basic and diluted	$ (0.087)	$ (0.002)		$ (0.096)	$ (0.002)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING			1,000,000
Weighted-average common shares outstanding-basic and diluted	4,000,000	4,000,000		4,000,000	4,000,000

CONDENSED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) (USD $)	Total	Scenario, Previously Reported	Scenario, restated	Common Stock	Common Stock Scenario, Previously Reported	Common Stock Scenario, restated	Additional Paid-In Capital	Additional Paid-In Capital Scenario, Previously Reported	Additional Paid-In Capital Scenario, restated	(Deficit) Accumulated During Development Stage	(Deficit) Accumulated During Development Stage Scenario, Previously Reported	(Deficit) Accumulated During Development Stage Scenario, restated
Beginning Balance at Sep. 14, 2010
Common stock issued for cash (in shares)					1,000,000	4,000,000
Common stock issued for cash		$ 100	$ 400		$ 100	$ 400
Paid-in capital		6,831	6,531					6,831	6,531
Net loss	(6,931)	(6,931)	(6,931)								(6,931)	(6,931)
Ending Balance at Dec. 31, 2010					100	400		6,831	6,531		(6,931)	(6,931)
Ending Balance (in shares) at Dec. 31, 2010					1,000,000	4,000,000
Paid-in capital	61,983						61,983
Net loss	(385,640)									(385,640)
Ending Balance at Sep. 30, 2011	$ (323,657)			$ 400			$ 68,514			$ (392,571)
Ending Balance (in shares) at Sep. 30, 2011				4,000,000

CONDENSED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) (Parenthetical) (USD $)	Dec. 31, 2010
Scenario, Previously Reported
Common stock issued for cash, per share	$ 0.0001
Scenario, restated
Common stock issued for cash, per share	$ 0.0001

CONDENSED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,931)	$ (385,640)	$ (6,631)	$ (392,571)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		336		336
Changes in operating assets and liabilities:
Deposits		(9,897)		(9,897)
Accounts payable		212,048		212,048
Net cash used in operating activities	(6,931)	(183,153)	(6,631)	(190,084)
Investing activities - purchase of property and equipment		(3,363)		(3,363)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of stockholder convertible note payable		150,000		150,000
Common stock issued for cash	100		400	400
Capital contributions by stockholder	6,831	61,983	6,231	68,514
Net cash provided by financing activities	6,931	211,983	6,631	218,914
Net increase (decrease) in cash		25,467		25,467
Cash, end of period		$ 25,467		$ 25,467

Business and Basis of Presentation	3 Months Ended	9 Months Ended
	Dec. 31, 2010	Sep. 30, 2011
Business and Basis of Presentation

Note 1—Business and Basis of Presentation:

Business:

Puma Biotechnology, Inc. (“Puma” or the “Company”) is a development stage biopharmaceutical company based in Los Angeles, California which incorporated on September 15, 2010. The Company’s strategy is to license and develop novel therapeutics for the treatment of cancer that have previously been tested in clinical trials, enabling it to obtain an initial indication of the drug’s safety and biological activity in humans before committing capital to the drug’s development.

Basis of Presentation:

The Company is a development stage enterprise since it has not yet generated any revenue from the sale of products and, through December 31, 2010, its efforts have been principally devoted to identifying and acquiring, by license or otherwise, drug candidates for the treatment of cancer. Accordingly, the accompanying financial statements have been prepared in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, Development Stage Entities. The Company has reported a net loss of $6,931 and negative cash flows from operating activities of $6,931 for the period ended December 31, 2010. The net loss from date of inception, September 15, 2010, to December 31, 2010 amounted to $6,931. Management believes that the Company will continue to incur net losses and negative net cash flows from operating activities through the drug development process. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s continued operations will depend on its ability to raise funds through various potential sources such as equity and debt financing. Through December 31, 2010, the Company’s financing has been through capital contribution by the founder and CEO. The Company will continue to fund operations through similar sources of capital previously described. The Company can give no assurances that any additional capital that it is able to obtain will be sufficient to meet its needs.

The Company’s financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

Note 1—Business and Basis of Presentation:

Business:

Puma Biotechnology, Inc. (“Puma”) is a development stage biopharmaceutical company based in Los Angeles, California which incorporated on September 15, 2010. Puma acquires and develops innovative products for the treatment of various forms of cancer. Puma focuses on in-licensing drug candidates that are undergoing or have already completed initial clinical testing for the treatment of cancer and then seek to further develop those drug candidates for commercial use.

Basis of Presentation:

Puma is a development stage enterprise since it has not yet generated any revenue from the sale of products and, through September 30, 2011, its efforts have been principally devoted to identifying and acquiring, by license or otherwise, drug candidates for the treatment of cancer. Accordingly, the accompanying financial statements have been prepared in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, Development Stage Entities.

The accompanying unaudited condensed interim financial statements have been prepared by Puma pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). In the opinion of management, all adjustments (which include only normal recurring adjustments except as noted in management’s discussion and analysis of financial condition and results of operations) necessary to present fairly the financial position, results of operations and changes in cash flows have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the 2010 financial statements and notes thereto included in the Current Report on Form 8-K filed with the SEC on October 11, 2011 and elsewhere in this filing. The results of operations for the nine months ended September 30, 2011 are not necessarily indicative of the operating results for the full year.

Significant Accounting Policies	3 Months Ended	9 Months Ended
	Dec. 31, 2010	Sep. 30, 2011
Significant Accounting Policies

Note 2—Significant Accounting Policies:

The significant accounting policies followed in the preparation of these financial statements are as follows:

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and reported amounts of expenses for the period presented. Accordingly, actual results could differ from those estimates.

Income Taxes:

The Company follows FASB ASC 740, Income Taxes, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the asset will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The standard addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under FASB ASC 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. FASB ASC 740 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. At the date of adoption, and as of December 31, 2010, the Company does not have a liability for unrecognized tax uncertainties.

The Company’s policy is to record interest and penalties on uncertain tax positions as income tax expense. As of December 31, 2010, the Company has no accrued interest or penalties related to uncertain tax positions.

Net Loss per Common Share:

Basic net loss per common share is computed by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the periods presented as required by FASB ASC 260, Earnings Per Share.

Recently Issued Accounting Pronouncements:

FASB issued the following accounting amendments:

In April 2010, the FASB issued amendments related to the revenue recognition method for milestone payments in research and development agreements. Under these amendments, entities can make an accounting policy election to recognize a payment that is contingent upon the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. The amendments are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010, which means such amendments will take effect beginning with the fiscal year starting on January 1, 2011. The adoption of this standard is not expected to have a material impact on the Company’s financial position, cash flow or results of operations.

In October 2009, the FASB issued authoritative guidance for arrangements with multiple deliveries. The guidance will allow companies to allocate consideration from contractual arrangements in multiple deliverables arrangements in a manner that better reflects the economics of the transaction. The new guidance requires expanded qualitative and quantitative disclosures and is effective for fiscal years beginning on or after June 15, 2010. Early adoption of the guidance is permitted. The Company is currently evaluating the impact of adopting the guidance on the Company’s future financial statements.

Note 2—Significant Accounting Policies:

The significant accounting policies followed in the preparation of these financial statements are as follows:

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and reported amounts of expenses for the period presented. Accordingly, actual results could differ from those estimates.

Income Taxes:

Puma follows FASB ASC 740, Income Taxes, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the asset will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The standard addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under FASB ASC 740, Puma may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. FASB ASC 740 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of September 30, 2011, and December 31, 2010, Puma does not have a liability for unrecognized tax uncertainties.

Puma’s policy is to record interest and penalties on uncertain tax positions as income tax expense. As of September 30, 2011 and December 31, 2010, Puma has no accrued interest or penalties related to uncertain tax positions.

Net Loss Per Common Share:

Basic net loss per common share is computed by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the periods presented as required by FASB ASC 260, Earnings Per Share. There are no dilutive shares outstanding at September 30, 2011 and 2010.

Recently Issued Accounting Pronouncements:

FASB issued the following accounting amendments:

In April 2010, the FASB issued amendments related to the revenue recognition method for milestone payments in research and development agreements. Under these amendments, entities can make an accounting policy election to recognize a payment that is contingent upon the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. The amendments are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010, which means such amendments will take effect beginning with the fiscal year starting on January 1, 2011. The adoption of this standard did not have a material impact on Puma’s financial position, cash flow or results of operations.

In October 2009, the FASB issued authoritative guidance for arrangements with multiple deliveries. The guidance will allow companies to allocate consideration from contractual arrangements in multiple deliverables arrangements in a manner that better reflects the economics of the transaction. The new guidance requires expanded qualitative and quantitative disclosures and is effective for fiscal years beginning on or after June 15, 2010. The adoption of this standard did not have a material impact on Puma’s financial position, cash flow or results of operations.

Common Stock	3 Months Ended
Dec. 31, 2010
Common Stock

Note 3—Common Stock:

The Company issued 1,000,000 shares of common stock to its founder and CEO during September 2010 for $100 at $.0001 per share. Additionally, the stockholder contributed capital totaling $6,831 during the period ended December 31, 2010.

Income Taxes	3 Months Ended
Dec. 31, 2010
Income Taxes

Note 4—Income Taxes:

Temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes (the loss carry-forward described above) give rise to the Company’s deferred income taxes. The components of the Company’s deferred tax assets as of December 31, 2010 are as follows:

	Federal	State	Total
Deferred tax assets:
Organization costs	$2,400	$400	$2,800

Total deferred tax assets	$2,400	$400	$2,800
Valuation allowance	(2,400)	(400)	(2,800)

Net deferred tax assets	$—	$—	$—

As the ultimate realization of the potential benefits of the Company’s deferred tax assets is considered uncertain by management, the Company has offset the deferred tax assets attributable to those potential benefits through valuation allowances in 2010. Accordingly, the Company did not recognize any benefit from income taxes in the accompanying statement of operations to offset its pre-tax losses. The reason for the difference between the amount computed by applying the statutory federal income tax rate to losses before income tax benefit and the actual income tax benefit for the year ended December 31, 2010 is due to capitalization of organization costs for tax purposes and the valuation allowance. The valuation allowance increased $2,800 during 2010.

Subsequent Events	3 Months Ended	9 Months Ended
	Dec. 31, 2010	Sep. 30, 2011
Subsequent Events

Note 5—Subsequent Events:

Management has evaluated subsequent events, as defined by FASB ASC 855, Subsequent Events, through the date that the financial statements were available to be issued, September 6, 2011.

On February 4, 2011, the Company executed a seven month lease agreement effective March 1, 2011 for new office space that requires monthly payments of $1,657 which expires on September 30, 2011. Concurrent with the execution of the lease agreement, the Company provided the landlord with a security deposit in the amount of $1,897.

On August 18, 2011 (“Execution Date”), the Company entered into an exclusive license agreement with a large pharmaceutical company for the worldwide rights to make, use, lease and sell neratinib. The license will become effective as of the date (“Closing”) on which the conditions set forth in the agreement are satisfied or waived. If the Closing does not occur within sixty calendar days of the Execution Date of the agreement, the agreement shall terminate. For the Closing to occur, the Company will provide confirmation to the pharmaceutical company that the Company has issued and sold equity securities resulting in gross proceeds of at least $25 million and that the net worth of the Company immediately following such financing shall be at least $22.5 million. The license agreement requires the Company to make aggregate milestone payments up to $187.5 million, payable upon the achievement of certain regulatory and sales milestones. Should neratinib become commercialized, the Company will be obligated to pay to the pharmaceutical company an annual royalty based on net sales of the product.

On September 2, 2011, the stockholder advanced the Company $150,000 to fund its operations until such time as the Company can complete an equity placement. The advance is unsecured, non-interest bearing and due on demand.

Note 6—Subsequent Events:

Private Placement:

On October 4, 2011, Puma entered into a securities purchase agreement with certain accredited institutional investors pursuant to which Puma agreed to sell a total of 14,666,733 shares of common stock in a private placement offering (the “Offering”) at a price of $3.75 per share, for gross proceeds of approximately $55 million before deducting selling commissions and expenses. In addition, warrants were issued to each Offering investor which will allow them to purchase an additional number of shares of common stock in the event Puma engages in certain dilutive issuances following the Offering. Puma agreed to reimburse an investor for all of its reasonable fees and expenses associated with this agreement subject to a maximum aggregate amount of $125,000. The Offering closed on October 4, 2011.

Pursuant to the registration rights agreement (the “Registration Rights Agreement”) provided in the Offering, Puma intends to file a shelf registration statement covering the resale of the shares of Puma’s common stock, including the common stock issuable upon exercise of the outstanding warrants, held by the investors in the private placement. Puma is required to file the shelf registration statement within 60 days of the closing date of the Merger (as defined below); provided, however, that this deadline may be extended by 30 days under certain circumstances. Puma is also required to use reasonable best efforts to cause the shelf registration statement to become effective no later than 180 days after it is filed with the SEC. Puma is further required to use its best efforts to qualify the shares included in the shelf registration statement for listing on a national securities exchange or comparable trading system within 12 months of the date the registration statement is declared effective.

If the registration statement is not filed within the timeframe specified above, then Puma will be liable to each investor for liquidated damages, on a 30-day basis, equal to 1.0% of the aggregate purchase price paid by the investor for the registrable shares of Puma common stock then held by the investor; provided, however, that the aggregate amount of liquidated damages payable by Puma to each investor shall not exceed 10.0% of the aggregate purchase price paid by the investor in the private placement. The Registration Rights Agreement also provides for the payment of liquidated damages in the event Puma suspends the use of the shelf registration statement in excess of permitted periods. The Registration Rights Agreement also gives the investors piggyback registration rights with respect to the registration for resale of all or any portion of the shares of common stock held by Puma’s CEO in a firm commitment underwritten offering.

In connection with the Offering, on August 3, 2011, Puma entered into a letter agreement with Leerink Swann & Company, Inc. (the “Placement Agent”) whereby the Placement Agent agreed to act as placement agent in connection with the placement of the shares of common stock. In consideration for the Placement Agent’s services, Puma agreed to pay the Placement Agent aggregate cash commissions equal to 6% of the gross cash proceeds from the Offering, not to exceed $3.6 million. Puma also agreed to pay the Placement Agent up to $75,000 as a non-accountable reimbursement allowance. Puma paid the Placement Agent $2,338,215 for services and $75,000 for reimbursable expenses for the private placement transaction.

Warrant Issued to the CEO:

At the closing of the private placement, Puma issued a warrant to the CEO. This warrant is exercisable only in the event that Puma conducts an additional offering of securities resulting in gross cash proceeds of at least $15 million subsequent to the closing of the Merger and an additional private placement. The warrant has an exercise price equal to the price paid per share in such additional offering, and is exercisable for the number of shares necessary for the CEO to maintain an ownership of 20% of the outstanding shares of Puma common stock after such additional offering.

Agreement and Plan of Merger:

On September 29, 2011, Puma entered into an agreement and plan of merger (the “Merger Agreement”), with Innovative Acquisitions Corp. (the “Company”) and its wholly-owned subsidiary, IAC Merger Corporation (“Merger Sub”). On October 4, 2011, Puma completed a reverse merger in which Merger Sub merged with and into Puma and Puma became a wholly-owned subsidiary of the Company (the “Merger”).

At the effective time of the Merger, Puma’s then issued and outstanding shares of common stock were exchanged for shares of common stock of the Company, so that Puma’s then existing stockholders would have the same percentage of the issued and outstanding shares of the Company’s common stock as they held in Puma prior to the Merger, on a fully diluted basis. At the effective time of the Merger, each share of Puma common stock that was outstanding immediately prior to the effective time was cancelled, with one share of Puma common stock issued to the Company. Concurrently, the Company redeemed all of its shares from its pre-Merger stockholders in exchange for an aggregate consideration of $40,000 paid by Puma. Puma paid $40,000 for the Company’s professional fees associated with the Merger, directly to the service providers.

Upon completion of the Merger, Puma merged with and into the Company, and the Company adopted Puma’s business plan and changed its name to “Puma Biotechnology, Inc.” Further, upon completion of the Merger, the existing officers and directors of the Company resigned and the existing officers and directors of Puma were appointed officers and directors of the Company.

The Merger will be accounted for as a reverse acquisition with Puma as the accounting acquirer and the Company as the accounting acquiree. The merger of a private operating company into a non-operating public shell corporation with nominal net assets is considered to be a capital transaction, in substance, rather than a business combination, for accounting purposes. Accordingly, Puma treated this transaction as a capital transaction without recording goodwill or adjusting any of its other assets or liabilities. The consideration in the amount of $80,000 paid to the former stockholders of the Company and their attorney will be recorded as an other expense item and included in Puma’s net loss for the year ending December 31, 2011. The Company is subject to the public reporting requirements of the Securities Exchange Act of 1934, as amended, and has not had significant operations since its inception.

Stockholder's Equity	9 Months Ended
Sep. 30, 2011
Stockholder's Equity

Note 3—Stockholder’s Equity:

Common Stock:

Puma issued 4,000,000 shares of common stock to its founder and CEO in September 2010 for $400 at $.0001 per share. Additionally, the stockholder contributed capital totaling $61,983 and $68,514 during the nine months ended September 30, 2011 and from inception to September 30, 2011, respectively.

Authorized Shares:

On September 15, 2011, the total number of shares of stock Puma is authorized to issue was increased to 25,000,000 shares of common stock. Immediately following the increase in authorized shares, Puma executed a four to one forward stock split for each share of common stock outstanding or held in treasury immediately prior to the split. The share amounts stated in the financial statements have been adjusted to reflect the four to one stock split.

Incentive Award Plan:

On September 15, 2011, Puma’s Board of Directors and stockholders approved an Incentive Award Plan (the “Plan”) reserving 3,529,412 common shares for issuance under the Plan. Awards under the Plan may be in the form of a stock option, a restricted stock award, a restricted stock unit award, a performance award, a dividend equivalent award, a deferred stock award, a stock payment award, a stock appreciation right and other incentive award or a performance share award. The exercise price per share subject to each stock option granted cannot be less than 100% of the fair market value of a share on the date of the stock option grant. In addition, in the case of incentive stock options granted to a greater than 10% stockholder, such exercise price shall not be less than 110% of the fair market value of a share on the date of the option grant.

Stockholder Convertible Note Payable	9 Months Ended
Sep. 30, 2011
Stockholder Convertible Note Payable

Note 4—Stockholder Convertible Note Payable:

On September 2, 2011, the stockholder advanced Puma $150,000 to fund its operations until such time as Puma could complete an equity placement. The advance is unsecured, non-interest bearing and due on demand. On September 9, 2011, the advance was converted to an unsecured convertible promissory note. The note is a non-interest bearing note that may be converted into Puma common stock at the option of the stockholder. The note is due and payable upon demand of the stockholder on or after the one-year anniversary of the date, if not converted prior to the maturity date. The stockholder converted his note into 40,000 shares of the Company’s (as defined below) common stock on October 6, 2011.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies

Note 5—Commitments and Contingencies:

Operating Lease:

On February 4, 2011, Puma executed a seven month lease agreement effective March 1, 2011 for new office space that requires monthly payments of $1,657 and expires on September 30, 2011. Puma has renewed the lease on a month-to-month basis. Concurrent with the execution of the lease agreement, Puma provided the landlord with a security deposit in the amount of $1,897.

License Agreement:

On August 18, 2011, Puma entered into an exclusive license agreement with a large pharmaceutical company for the worldwide rights to make, use, lease and sell neratinib. The license agreement became effective October 4, 2011 upon the closing of a private equity placement and notification to the pharmaceutical company that Puma issued and sold equity securities resulting in gross proceeds of at least $25 million and that the net worth of Puma immediately following such financing was at least $22.5 million. The license agreement requires Puma to make aggregate milestone payments of up to $187.5 million, payable upon the achievement of certain regulatory and sales milestones. Should neratinib become commercialized, Puma will be obligated to pay to the pharmaceutical company an annual royalty based on net sales of the product.